Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001296484
Entity Registrant Name	TOP SHIPS INC.
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F/A
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity File Number	001-37889
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	1 Vasilisis Sofias and Megalou Alexandrou Str
Entity Address, Postal Zip Code	15124
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Auditor Firm ID	1163
Document Shell Company Report	false
Document Registration Statement	false
Amendment Description	The purpose of this Amendment (the “Amendment”) to the Annual Report on Form 20-F of Top Ships Inc. (the “Company”) for the year ended December 31, 2021, filed with the Securities and Exchange Commission on April 15, 2022 (the “Form 20-F”), is solely to correct an administrative error contained in the Report of Independent Registered Public Accounting Firm of Deloitte Certified Public Accountants S.A. (“Deloitte”), regarding the Company’s consolidated financial statements appearing in the Form 20-F. The reference therein to the report issued on the Company's internal control over financial reporting as of December 31, 2021 inadvertently referred to Deloitte’s opinion dated March 31, 2022 instead of April 15, 2022, consistent with the manually signed audit report and the opinion on internal control over financial reporting as reflected in Item 15c of the Form 20-F. Such change does not affect Deloitte’s unqualified opinion on the Company’s consolidated financial statements for the year ended December 31, 2021 included in the Form 20-F. Also, Deloitte’s consent is filed herewith as an exhibit to this Amendment with the current date. This Amendment includes Item 8 (“Financial Information”), Item 17 (“Financial Statements”) and Item 18 (“Financial Statements”) in their entirety and without change from the Form 20-F other than the correction described above in Deloitte’s report. This Amendment also includes Item 19 (“Exhibits”) containing an updated exhibit list. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment also contains new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, which are attached hereto. Except as described above, this Amendment does not amend, update or change any other items or disclosures in the Form 20-F. Further, this Amendment does not change any previously reported financial results, nor does it reflect subsequent events occurring after the filing date of the Form 20-F. This Amendment should be read in conjunction with the Form 20-F and the Company’s other filings with the Securities and Exchange Commission.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1 Vasilisis Sofias and Megalou Alexandrou Str
Entity Address, Postal Zip Code	15124
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
City Area Code	210
Local Phone Number	812 8107
Contact Personnel Name	Alexandros Tsirikos
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Series E Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,452
Series D Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	100,000
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TOPS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	39,831,972